Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets
11. Other Assets

Other assets primarily include $2,601,684 related to a security purchase agreement, a receivable of $1,090,240 related to the sale of equipment loans receivable lease schedules and $306,135 related to net book value of several leases that were transferred from operating and finance leases as parts of these leases are being sold off. On December 29, 2014, the Partnership entered into a securities purchase agreement for Series A Preferred Shares secured by a portfolio of corporate aircraft/marine vessels for a total purchase price of $2,601,684. Simultaneously, the Partnership entered into a security purchase agreement with the same third party whereby the Partnership sold Series A Preferred Shares for a total sale price of $2,615,292 resulting in total income of $13,608 of which the Partnership recognized other income of $2,401 during the year ended December 31, 2014 and is included in other income on the consolidated statements of operations.

SQN AIF IV, GP LLC [Member]
Other Assets

11. Other Assets

Other assets primarily include $2,601,684 related to a security purchase agreement, a receivable of $1,090,240 related to the sale of equipment loans receivable lease schedules and $306,135 related to net book value of several leases that were transferred from operating and finance leases as parts of these leases are being sold off. On December 29, 2014, the Fund entered into a securities purchase agreement for Series A Preferred Shares secured by a portfolio of corporate aircraft/marine vessels for a total purchase price of $2,601,684. Simultaneously, the Fund entered into a security purchase agreement with the same third party whereby the Fund sold Series A Preferred Shares for a total sale price of $2,615,292 resulting in total income of $13,608 of which the Fund recognized other income of $2,401 during the year ended December 31, 2014 and is included in other income on the consolidated statements of operations.